Related Party Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Repayments to related parties
Repayments to related parties			$ 4,658
Loan to a related party
Loan to a related party		63
The claim on My Car transferred to Mr. Nan Wu
The claim on My Car transferred to Mr. Nan Wu				(1,490)
My Car [Member]
Expense paid by the related parties on behalf of the Group
Expense paid by the related parties on behalf of the Group	[1]			(2,451)
Repayments to related parties
Repayments to related parties	[1]			5,758
Magic loan repaid by related parties on behalf of the Group
Magic loan repaid by related parties on behalf of the Group	[1]			(3,056)
Loan to a related party
Loan to a related party	[1]			1,490
Mr. Alan Nan Wu [Member]
Expense paid by the related parties on behalf of the Group
Expense paid by the related parties on behalf of the Group	[2]	(54)	(53)	(960)
Loan proceeds from related parties
Loan proceeds from related parties	[2]			(2,359)
Repayments to related parties
Repayments to related parties	[2]	480	4,658
Repayments of Mr. Nan Wu loan by Tianjin Tuoda
Repayments of Mr.Nan Wu loan by Tianjin Tuoda	[2]		1,592
Magic loan repaid by related parties on behalf of the Group
Magic loan repaid by related parties on behalf of the Group	[2]			(3,338)
The claim on My Car transferred to Mr. Nan Wu
The claim on My Car transferred to Mr. Nan Wu	[2]			(1,490)
ICONIQ Institute [Member]
Expense paid by the related parties on behalf of the Group
Expense paid by the related parties on behalf of the Group				(37)
Recovery of loan to related parties
Recovery of loan to related parties				(78)
Tianjin Tuoda [Member]
Expenses paid by the Group on behalf of a related party
Expenses paid by the Group on behalf of a related party	[3]			6,083
Repayments to related parties
Repayments to related parties	[3]			7,238
Recovery of loan to related parties
Recovery of loan to related parties	[3]			(5,763)
Commission fee to a related party
Commission fee to a related party	[3]			(13,000)
Loan to a related party
Loan to a related party	[3]		15,679
Shanghai OBS [Member]
Technical service provided by a related party
Technical service provided by a related party			380
Vision Path [Member]
Loan proceeds from related parties
Loan proceeds from related parties	[4]			(5,045)
Magic [Member]
Repayments to related parties
Repayments to related parties	[5]			6,394
Interest expenses of loan from a related party
Interest expenses of loan from a related party	[5]			(84)
AI Ataa [Member]
Accrued financial expenses to PIPE Investor
Accrued financial expenses to PIPE Investor		(36,137)	(30,000)	(3,863)
Muse Limited [Member]
Share-based compensation
Share-based compensation			$ 23,338	$ 3,197

[1]	In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2024 and 2023 was nil.
[2]	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu.
[3]	In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the consolidated financial statements.
[4]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of December 31, 2024 and the date the issuance of the consolidated financial statements US$4.7 million is due and in default and the Group does not make any payment to Vision Path.
[5]	In 2021, Magic provided short-term loans totaled US$6.6 million to the Group, at an interest rate of 12% per annum. In 2022, Mr. Alan Nan Wu repaid loan in full on behalf of the Group to Magic.